Risks Arising from Financial Instruments - Summary of Estimated Impact on Changes in the Price of Commodities (Detail) - Commodity price risk [member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Aluminum [member]
Disclosure of sensitivity analysis for each type of commodity price risk [line items]
Volatility of prices	19.00%	31.00%
Pre-tax impact on equity Prices increases	$ 337	$ 665
Pre-tax impact on equity Prices decrease	$ (337)	$ (665)
Energy [member]
Disclosure of sensitivity analysis for each type of commodity price risk [line items]
Volatility of prices	52.00%	49.00%
Pre-tax impact on equity Prices increases	$ 130	$ 206
Pre-tax impact on equity Prices decrease	$ (130)	$ (206)
Corn [member]
Disclosure of sensitivity analysis for each type of commodity price risk [line items]
Volatility of prices	27.00%	22.00%
Pre-tax impact on equity Prices increases	$ 78	$ 72
Pre-tax impact on equity Prices decrease	$ (78)	$ (72)
Wheat [member]
Disclosure of sensitivity analysis for each type of commodity price risk [line items]
Volatility of prices	35.00%	52.00%
Pre-tax impact on equity Prices increases	$ 56	$ 66
Pre-tax impact on equity Prices decrease	$ (56)	$ (66)
Plastic [member]
Disclosure of sensitivity analysis for each type of commodity price risk [line items]
Volatility of prices	15.00%	32.00%
Pre-tax impact on equity Prices increases	$ 14	$ 25
Pre-tax impact on equity Prices decrease	$ (14)	$ (25)
Rice [member]
Disclosure of sensitivity analysis for each type of commodity price risk [line items]
Volatility of prices	26.00%	19.00%
Pre-tax impact on equity Prices increases	$ 13	$ 19
Pre-tax impact on equity Prices decrease	$ (13)	$ (19)
Sugar [member]
Disclosure of sensitivity analysis for each type of commodity price risk [line items]
Volatility of prices	29.00%	22.00%
Pre-tax impact on equity Prices increases	$ 26	$ 21
Pre-tax impact on equity Prices decrease	$ (26)	$ (21)